Fair Value of Financial Instruments - Narrative (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net unrealized appreciation (depreciation)	$ 61,136	$ 8,964
Net unrealized gains (losses)	$ 52,042	$ 8,969